Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 9 – PREPAYMENTS AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets are as follows:

	December 31, 2022	December 31, 2021
Other receivable, net (1)	$334,246	$351,844
Value added tax receivable	67,905	38,020
Total	$402,151	$389,864

(1)	Other receivables mainly consisted of advances to employees for business development purposes and prepaid employee insurance and welfare benefit which will be subsequently deducted from the employee’s payroll.